Allowance For Doubtful Accounts (Tables)	11 Months Ended
Dec. 31, 2020
Receivables [Abstract]
Summary of allowance for doubtful accounts
The allowance for doubtful accounts as of December 31, 2019 (Predecessor) and December 31, 2020 (Successor) consisted of the following (in thousands):

Predecessor:
Balance – December 31, 2018	$1,004
Additions	341
Write-offs, net of recoveries	(253)
Foreign currency translation	(293)

Balance – December 31, 2019	$799
Additions	109
Write-offs, net of recoveries	(6)
Foreign currency translation	2

Balance – January 31, 2020	$904

Successor:
Balance – February 1, 2020	$—
Additions	1,263
Write-offs, net of recoveries	(10)
Foreign currency translation	(286)

Balance – December 31, 2020	$967